Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 9,717	$ 7,243
Costs and expenses
Cost of sales (notes 5 and 7)	6,911	5,220
General and administrative expenses (note 11)	212	265
Exploration, evaluation and project expenses (notes 5 and 8)	342	383
Impairment (reversals) charges (note 10)	(1,423)	900
Loss on currency translation	109	136
Closed mine rehabilitation (note 27b)	5	(13)
Income from equity investees (note 16)	(165)	(46)
Other (income) expense (note 9)	(3,100)	90
Income before finance items and income taxes	6,826	308
Finance costs, net (note 14)	(469)	(545)
Income (loss) before income taxes	6,357	(237)
Income tax expense (note 12)	(1,783)	(1,198)
Net income (loss)	4,574	(1,435)
Attributable to:
Equity holders of Barrick Gold Corporation	3,969	(1,545)
Non-controlling interests (note 32)	$ 605	$ 110
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Net income, Basic (in USD per share)	$ 2.26	$ (1.32)
Net income, Diluted (in USD per share)	$ 2.26	$ (1.32)